DERIVATIVE LIABILITIES - Schedule of estimation of the top-rights (Details)	12 Months Ended
	Sep. 30, 2025 $ / shares	Sep. 30, 2024 $ / shares
Disclosure of financial liabilities [line items]
Average exercise price (in CAD per share)	$ 10.03	$ 9.89
Forfeiture rate	0.10	0.10
Minimum
Disclosure of financial liabilities [line items]
Average exercise price (in CAD per share)	$ 1.20	$ 1.20
Risk free interest rate	2.44%	2.78%
Expected future volatility of Common Shares	60.00%	75.00%
Expected life	1 year 5 months 1 day	2 years 1 month 20 days
Maximum
Disclosure of financial liabilities [line items]
Average exercise price (in CAD per share)	$ 45.08	$ 45.08
Risk free interest rate	2.57%	2.89%
Expected future volatility of Common Shares	70.00%	85.00%
Expected life	3 years 3 months 3 days	4 years 4 months 24 days
WARRANTS
Disclosure of financial liabilities [line items]
Average exercise price (in CAD per share)	$ 2.50	$ 2.50
Risk free interest rate	0.0250	0.0279
Expected future volatility of Common Shares	0.7000	0.7500
Expected life	2 years 5 months 1 day	1 month 13 days
Forfeiture rate	0	0
PSUs
Disclosure of financial liabilities [line items]
Average exercise price (in CAD per share)	$ 0	$ 0
Risk free interest rate	0.0248	0.0283
Expected future volatility of Common Shares	0.7000	0.7500
Expected life	2 years 1 month 6 days	5 years 11 months 1 day
Forfeiture rate	0.25	0.25
RSUs
Disclosure of financial liabilities [line items]
Average exercise price (in CAD per share)	$ 0	$ 0
Risk free interest rate	0.0246	0.0287
Expected future volatility of Common Shares	0.7000	0.7500
Expected life	1 year 9 months	5 years 2 months 4 days
Forfeiture rate	0.05	0.06
TOP-UP OPTIONS
Disclosure of financial liabilities [line items]
Risk free interest rate	0.0310	0.0310
Expected future volatility of Common Shares	0.4000	0.6000
Expected life	4 months 2 days	1 year 4 months 28 days
Forfeiture rate	0	0
TOP-UP OPTIONS | Minimum
Disclosure of financial liabilities [line items]
Average exercise price (in CAD per share)	$ 1.20	$ 1.20
TOP-UP OPTIONS | Maximum
Disclosure of financial liabilities [line items]
Average exercise price (in CAD per share)	$ 2.23	$ 2.23